Revenues from Contracts with Customers - Summary of Costs of Goods and Real Estate Sold and Service Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	¥ 2,010,648	¥ 2,105,426	¥ 2,526,576
Product
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	247,036	419,001
Real Estate
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	106,970	116,260
Asset Management and Servicing
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	37,808	44,107
Automobile related services
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	48,579	47,859
Facilities operation
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	66,163	95,207
Environment and energy services
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	110,899	105,414
Real estate management and brokerage
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	94,119	94,869
Real estate contract work
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	76,983	71,958
Other
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	49,363	48,906
Sales of Goods and Real Estate and Service [Member]
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	¥ 837,920	¥ 1,043,581